RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 23. RELATED PARTY TRANSACTIONS AND BALANCES

Sales to related party – sales to related party consisted of the following:

	For the six months ended December 31,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥—	¥85,657	$13,112
Total revenues from related party	¥—	¥85,657	$13,112

Leases from related parties - The Company has various agreements for the lease of office space owned by the founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥122,750 with annual rental expense at ¥1.47 million ($0.23 million).

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	A founder	April 1, 2020 - March 31, 2022	¥40,000	$6,123
BHD	A founder	Jan 1, 2021- Dec 31, 2022	24,000	3,674
BHD	Founders' family member	Jan 1, 2021- Dec 31, 2022	48,750	7,463
Recon-BJ	A founder	July 1, 2020-Jun 1 ,2021	10,000	1,531

As of June 30, 2020, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was  ¥803,503 and ¥803,503, respectively.

As of December 31, 2020, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥580,888  ($88,921) and ¥580,888  ($88,921), respectively.

Guarantee/collateral related parties – The Company’s founders provide guarantee and collateral for the Company’s short-term bank loans (see Note 12).